UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2007

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  120 Cottage Place, Charlotte, NC 28207

Form 13F File Number:  28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2483

Signature, Place, and Date of Signing:

     /s/ Albert Coy Monk, IV            Charlotte, NC             08/13/07
     -----------------------            -------------             ---------
           [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:  $ 82,603 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

------------------------------- ------- ---------  --------------  ---------  ------------------ --------- ------------------------
        ITEM 1:                 ITEM 2:  ITEM 3:      ITEM 4:       ITEM 5:         ITEM 6:        ITEM 7:          ITEM 8:
     NAME OF ISSUER             TITLE    CUSIP        FAIR          SHARES        INVESTMENT      MANAGERS      VOTING AUTHORITY
                                 OF      NUMBER       MARKET          OR          DISCRETION
                                LASS                  VALUE        PRINCIPAL
                                                                    AMOUNT
                                                                              ---- ------ ------            -------- ------  ------
                                                                              [A]   [B]    [C]                [A]     [B]     [C]
                                                                                          SHARED
                                                                              SOLE SHARED  OTHER              SOLE   SHARED   NONE
-------------------------------- ---   ---------   --------------  ---------  ---- ------ ------  --------- -------- ------  ------
***CHIPOTLE MEXICAN GRILL INC    com   169656204   $ 1,572,600.00     20,000  sole                           20,000
AFFORDABLE RESIDENTIAL           com   G36535139   $   531,900.00    45,0000  sole                           45,000
ALTRIA GROUP INC                 com   02209S103   $ 1,963,920.00     28,000  sole                           28,000
AMERICA MOVIL S A DE CV ADR      com   02364W105   $ 2,477,200.00     40,000  sole                           40,000
ATP OIL & GAS CORP               com   00208J108   $ 1,653,760.00     34,000  sole                           34,000
BRINK'S COMPANY                  com   109696104   $ 2,537,490.00     41,000  sole                           41,000
CALGON CARBON CORP               com   129603106   $ 2,610,000.00    225,000  sole                          225,000
CAMECO CORP                      com   13321L108   $ 1,268,500.00     25,000  sole                           25,000
CIENA CORPORATION                com   171779309   $ 2,529,100.00     70,000  sole                           70,000
CIRRUS LOGIC CORP                com   172755100   $   589,300.00    71,0000  sole                           71,000
COACH INC                        com   189754104   $ 1,658,650.00     35,000  sole                           35,000
COVANTA HOLDING CORPORATION      com   22282E102   $ 2,774,653.30    112,562  sole                          112,562
DELPHI CORP                      com   247126105   $   355,695.00   150,0000  sole                          150,000
DELTA PETE CORP                  com   247907207   $ 2,057,798.40    102,480  sole                          102,480
DOLLAR THRIFTY AUTOMOTIVE        com   256743105   $ 2,858,800.00     70,000  sole                           70,000
DOMTAR CORPORATION               com   257559104   $ 2,232,000.00    200,000  sole                          200,000
EMC CORP - MASS                  com   268648102   $ 1,176,500.00     65,000  sole                           65,000
FIRST ACCEPTANCE CORP            com   318457108   $   632,358.40    62,2400  sole                           62,240
GENTEK INC                       com   37245X203   $ 3,176,808.78     90,199  sole                           90,199
GOOGLE INC                       com   38259P508   $ 2,874,850.55      5,500  sole                           5,500
HARSCO CORP                      com   46114T508   $ 2,392,000.00     46,000  sole                           46,000
HEXCEL CORP                      com   428291108   $ 1,095,640.00     52,000  sole                           52,000
HOME DEPOT INC                   com   437076102   $ 1,377,250.00     35,000  sole                           35,000
HORIZON LINES INC                com   44044K101   $ 1,670,760.00     51,000  sole                           51,000
INTL BUSINESS MACHINES CORP      com   459200101   $ 2,105,000.00     20,000  sole                           20,000
JACK IN THE BOX INC              com   466367109   $ 1,418,800.00     20,000  sole                           20,000
JDA SOFTWARE GROUP INC           com   46612K108   $ 1,177,800.00     60,000  sole                           60,000
LOEWS CORP                       com   540424207   $ 3,130,516.78     40,514  sole                           40,514
MCDERMOTT INTERNATIONAL INC      com   580037109   $ 2,909,200.00     35,000  sole                           35,000
MICROSEMI CORP                   com   595137100   $ 1,437,000.00     60,000  sole                           60,000
MICROSOFT CORP                   com   594918104   $ 3,595,340.00    122,000  sole                          122,000
MIRANT CORP                      com   60467R100   $ 2,354,280.00     55,200  sole                           55,200
ORACLE SYSTEMS CORP              com   68389X105   $ 2,365,200.00    120,000  sole                          120,000
OWENS CORNING                    com   690742101   $ 1,008,900.00     30,000  sole                           30,000
PETROHAWK ENERGY CORPORATION     com   716495106   $   507,520.00    32,0000  sole                           32,000
PLAINS EXPLORATION & PROD        com   726505100   $ 1,673,350.00     35,000  sole                           35,000
PRECISION CASTPARTS CORP         com   740189105   $ 1,820,400.00     15,000  sole                           15,000
RTI INTERNATIONAL METALS INC     com   74973W107   $ 2,261,100.00     30,000  sole                           30,000
TENNECO AUTOMOTIVE INC           com   880349105   $ 3,153,600.00     90,000  sole                           90,000
TEXTRON INC                      com   883203101   $ 2,697,695.00     24,500  sole                           24,500
TRIPLE CROWN MEDIA INC           com   89675K102   $    12,656.56    1,35856  sole                           1,358
TYCO INTERNATIONAL LTD NEW       com   769627100   $ 2,973,520.00     88,000  sole                           88,000
ULTRA PETROLEUM CORP             com   903914109   $ 1,933,400.00     35,000  sole                           35,000
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